September 2, 2009


VIA ELECTRONIC FILING

Securities and Exchange Commission
100 F Street, N.W.
Judiciary Plaza
Washington, DC  20549

Attention: Division of Investment
Management

RE: Ready Assets Prime Money Fund
Post-Effective Amendment No. 45 to
the Registration Statement on Form N-1A
(Securities Act File No. 2-52711,
Investment Company Act File No. 811-02556)

Ladies and Gentlemen:

	Pursuant to Rule 497(j) under
the Securities Act of 1933, as amended
(the "1933 Act"), Ready Assets Prime Money
Fund (the "Fund") hereby certifies
that:

(1)	the form of Prospectus and Statement
of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment
No. 45 to the Fund's Registration Statement on Form N-1A; and

(2)	the text of Post-Effective Amendment
No. 45 to the Fund's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on August 28, 2009

Sincerely,

Ready Assets Prime Money Fund

/s/ Denis R. Molleur

Denis R. Molleur
Assistant Secretary of Fund